ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - shares	1 Months Ended	6 Months Ended
	May 31, 2017	Mar. 31, 2018	Sep. 30, 2017	Oct. 26, 2015
State of incorporation		State of Utah
Date of incorporation		Mar. 02, 2004
CFTB [Member]
Loan payable, percentage			73.00%
Ownership percentage		73.00%
CFTB [Member] | Asset Exchange Agreement [Member]
Exchange shares				5,201,500
Maximum [Member] | CFTB [Member]
Production incentives	30.00%